Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

May 4, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:          Transamerica Premier Life Insurance Company
WRL Series Life Account
WRL Freedom Equity Protector (File No. 333-199058)

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Transamerica Premier Life Insurance Company ("Transamerica Premier") and the WRL Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectus and Statement of Additional Information dated May 1, 2017 for certain deferred variable life policies offered by Transamerica Premier through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2017 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at 727- 299-1770, if you have any questions or concerns regarding this filing.

                                       Sincerely,
                                                /s/ Carol J. Parker
                                           Carol J. Parker
                                                                             Senior Registered Product Specialist

Attachment
cc:  Arthur D. Woods